CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated Deficit CNY (¥) [1]	Accumulated Deficit USD ($)	[1]	Accumulated other comprehensive loss CNY (¥) [2]	Accumulated other comprehensive loss USD ($)	[2]	Quhuo Limited shareholders' equity CNY (¥)	Quhuo Limited shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2021	¥ 37		¥ 1,855,897		¥ (1,366,734)			¥ (18,259)			¥ 470,941		¥ 12,494		¥ 483,435
Beginning balance, shares at Dec. 31, 2021 | shares	46,674,275	46,674,275
Net (loss)/income					(13,130)						(13,130)		(3,284)		(16,414)
Other comprehensive income								13,605			13,605				13,605
Acquisition of non-controlling interests (note 5)	¥ 6		10,999								11,005		(12,795)		(1,790)
Acquisition of non-controlling interests, shares (note 5) | shares	9,000,000	9,000,000
Exercise of employee share options (note 17)			165								165				165
Exercise of employee share options, shares (note 17) | shares	495,042	495,042
Cancellation of exercised options (note 17)			(1,186)								(1,186)				(1,186)
Cancellation of exercised options, shares (note 17) | shares	(1,233,027)	(1,233,027)
Share-based compensation (note 17)			19,762								19,762				19,762
Ending balance at Dec. 31, 2022	¥ 43		1,885,637		(1,379,864)			(4,654)			501,162		(3,585)		497,577
Ending balance, shares at Dec. 31, 2022 | shares	54,936,290	54,936,290
Net (loss)/income					3,334						3,334		2,674		6,008
Other comprehensive income								2,188			2,188				2,188
Exercise of employee share options, shares (note 17) | shares	6,739,923	6,739,923
Share-based compensation (note 17)			(495)								(495)				(495)
Ending balance at Dec. 31, 2023	¥ 43		1,885,142		(1,376,530)			(2,466)			506,189		(911)		505,278
Ending balance, shares at Dec. 31, 2023 | shares	61,676,213	61,676,213
Net (loss)/income					2,705						2,705		(1,093)		1,612	$ 221
Other comprehensive income								916			916				916
Share issued for securities purchase agreement (note 20)	¥ 3		14,237								14,240				14,240
Share issued for securities purchase agreement (note 20), shares | shares	41,405,680	41,405,680
Share issued for acquisition of Quhuo International's non-controlling interest (note 19)	¥ 569		(59,897)								(59,328)		(2,102)		(61,430)
Share issued for acquisition of Quhuo International's non-controlling interest (note 19) shares | shares	793,868,246	793,868,246
Ending balance at Dec. 31, 2024	¥ 615	$ 84	¥ 1,839,482	$ 252,008	¥ (1,373,825)	$ (188,214)		¥ (1,550)	$ (212)		¥ 464,722	$ 63,666	¥ (4,106)	$ (563)	¥ 460,616	$ 63,103
Ending balance, shares at Dec. 31, 2024 | shares	896,950,139	896,950,139

[1]	The Company’s entities incorporated in the Chinese mainland appropriated statutory surplus fund of RMB15,018 (US$2,057) for the year ended December 31, 2024.
[2]	Accumulative other comprehensive loss includes foreign currency translation adjustment for the years ended December 31, 2022, 2023 and 2024.